Intangible Asset - Schedule of Amortization of the Intangible Asset (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization of the Intangible Asset [Abstract]
2025	$ 30,000
2026	30,000
2027	30,000
2028	30,000
2029	12,500
Intangible asset	$ 132,500		$ 58,647